Risk management (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	R$ 939	R$ 1,404
Income debt instruments	939	1,404
Financial assets measured at fair value in profit or loss for trading	193,289	159,210
Profit or loss debt instruments	138,473	125,551
Profit or loss equity instruments	115	40
Profit or loss derivatives	54,701	33,619
Financial assets measured at fair value in other comprehensive income	104,002	143,188
Comprehensive income debt instruments	104,002	143,188
Comprehensive income equity instruments
Financial Assets Measured at Amortized Cost	837,230	819,017
Loans and Other Amounts with Credit Institutions	101,737	119,011
Loans and advances to customers	633,775	623,107
Amortized cost debt instruments	101,718	76,899
Amortized cost total	1,135,460	1,122,819
Financial Liabilities Measured at Fair Value in income Held for Trading	84,650	51,593
Fair value in income held for trading derivatives	35,270	12,196
Short Positions	49,380	39,397
Financial liabilities at amortized cost	1,096,159	1,043,065
Deposits from the Central Bank of Brazil and deposits from credit institutions	128,747	131,052
Customer deposits	662,511	66,117
Bonds and securities	276,569	227,501
Debt Instruments Eligible to Capital	28,332	23,342
Total	1,180,809	1,094,658
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income
Income debt instruments
Financial assets measured at fair value in profit or loss for trading	14,994	10,844
Profit or loss debt instruments	14,994	10,844
Profit or loss equity instruments
Profit or loss derivatives
Financial assets measured at fair value in other comprehensive income	3,199	2,931
Comprehensive income debt instruments	3,199	2,931
Comprehensive income equity instruments
Financial Assets Measured at Amortized Cost	100,040	114,080
Loans and Other Amounts with Credit Institutions	98,671	110,426
Loans and advances to customers	1,366	3,373
Amortized cost debt instruments	3	281
Amortized cost total	118,233	127,855
Financial Liabilities Measured at Fair Value in income Held for Trading	49,415	39,403
Fair value in income held for trading derivatives	35	6
Short Positions	49,380	39,397
Financial liabilities at amortized cost	218,140	222,840
Deposits from the Central Bank of Brazil and deposits from credit institutions	448	505
Customer deposits	217,108	222,279
Bonds and securities	584	56
Debt Instruments Eligible to Capital
Total	267,555	262,243
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income
Income debt instruments
Financial assets measured at fair value in profit or loss for trading	51,830	7,206
Profit or loss debt instruments	19,991	1,550
Profit or loss equity instruments	36	17
Profit or loss derivatives	31,803	5,639
Financial assets measured at fair value in other comprehensive income	14,388	7,339
Comprehensive income debt instruments	14,388	7,339
Comprehensive income equity instruments
Financial Assets Measured at Amortized Cost	133,537	163,232
Loans and Other Amounts with Credit Institutions	270	2,535
Loans and advances to customers	125,775	150,960
Amortized cost debt instruments	7,492	9,737
Amortized cost total	199,755	177,777
Financial Liabilities Measured at Fair Value in income Held for Trading	28,051	2,529
Fair value in income held for trading derivatives	28,051	2,529
Short Positions
Financial liabilities at amortized cost	134,803	130,959
Deposits from the Central Bank of Brazil and deposits from credit institutions	39,510	32,408
Customer deposits	74,854	75,866
Bonds and securities	20,439	22,685
Debt Instruments Eligible to Capital
Total	162,854	133,488
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	128	121
Income debt instruments	128	121
Financial assets measured at fair value in profit or loss for trading	31,075	32,461
Profit or loss debt instruments	27,020	26,706
Profit or loss equity instruments
Profit or loss derivatives	4,055	5,755
Financial assets measured at fair value in other comprehensive income	20,046	6,576
Comprehensive income debt instruments	20,046	6,576
Comprehensive income equity instruments
Financial Assets Measured at Amortized Cost	218,381	211,015
Loans and Other Amounts with Credit Institutions	1,745	2,863
Loans and advances to customers	192,447	181,405
Amortized cost debt instruments	24,189	26,747
Amortized cost total	269,630	250,173
Financial Liabilities Measured at Fair Value in income Held for Trading	1,414	1,958
Fair value in income held for trading derivatives	1,414	1,958
Short Positions
Financial liabilities at amortized cost	263,065	282,616
Deposits from the Central Bank of Brazil and deposits from credit institutions	68,808	74,803
Customer deposits	143,942	158,729
Bonds and securities	50,315	49,084
Debt Instruments Eligible to Capital
Total	264,479	284,574
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	812	1,283
Income debt instruments	812	1,283
Financial assets measured at fair value in profit or loss for trading	62,476	66,004
Profit or loss debt instruments	46,850	48,954
Profit or loss equity instruments	80	23
Profit or loss derivatives	15,546	17,027
Financial assets measured at fair value in other comprehensive income	25,527	81,687
Comprehensive income debt instruments	25,527	81,687
Comprehensive income equity instruments
Financial Assets Measured at Amortized Cost	265,159	223,938
Loans and Other Amounts with Credit Institutions	1,051	3,187
Loans and advances to customers	227,364	198,944
Amortized cost debt instruments	36,744	21,807
Amortized cost total	353,974	372,912
Financial Liabilities Measured at Fair Value in income Held for Trading	4,892	6,497
Fair value in income held for trading derivatives	4,892	6,497
Short Positions
Financial liabilities at amortized cost	373,958	325,846
Deposits from the Central Bank of Brazil and deposits from credit institutions	18,894	22,099
Customer deposits	226,577	204,254
Bonds and securities	128,487	99,493
Debt Instruments Eligible to Capital
Total	378,850	332,343
Above 5 Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income
Income debt instruments
Financial assets measured at fair value in profit or loss for trading	32,914	42,695
Profit or loss debt instruments	29,617	37,497
Profit or loss equity instruments
Profit or loss derivatives	3,297	5,198
Financial assets measured at fair value in other comprehensive income	40,841	44,655
Comprehensive income debt instruments	40,841	44,655
Comprehensive income equity instruments
Financial Assets Measured at Amortized Cost	120,112	106,752
Loans and Other Amounts with Credit Institutions
Loans and advances to customers	86,822	88,425
Amortized cost debt instruments	33,290	18,327
Amortized cost total	193,867	194,102
Financial Liabilities Measured at Fair Value in income Held for Trading	878	1,206
Fair value in income held for trading derivatives	878	1,206
Short Positions
Financial liabilities at amortized cost	106,193	80,804
Deposits from the Central Bank of Brazil and deposits from credit institutions	1,087	1,237
Customer deposits	30	42
Bonds and securities	76,744	56,183
Debt Instruments Eligible to Capital	28,332	23,342
Total	R$ 107,071	R$ 82,010